Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–82.31%(b)(c)
Aerospace & Defense–2.74%
Arxis
Delayed Draw Term Loan(d)	0.00%	02/26/2032		$168	$168,828
Term Loan(e)	–	02/26/2032		1,451	1,455,521
AVS (Ramudden Global) (Germany), Term Loan(e)	–	02/14/2033	EUR	1,470	1,722,973
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (3 mo. Term SOFR + 2.50%)	6.17%	07/01/2031		2,032	2,041,941
Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	07/01/2031		3,557	3,573,284
Element Materials Tech Group, Inc., Term Loan (3 mo. Term SOFR + 3.50%)	7.20%	07/06/2029		2,982	3,007,293
Fairbanks Morse Defense (Arcline FM Holding LLC), Term Loan B(e)	–	06/23/2030		935	939,982
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	7.48%	04/30/2028		1,757	1,635,377
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	09/23/2031		7,469	7,490,609
Modern Aviation FBO Holdings LLC, Term Loan(e)	–	05/16/2033		1,873	1,884,372
OneSky Flight LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.38%	02/04/2033		2,850	2,862,300
PennAero (Takeoff Buyer, Inc.)
Delayed Draw Term Loan(d)	0.00%	03/16/2033		504	508,148
Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	03/16/2033		3,149	3,175,926
Peraton Corp., First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	7.51%	02/01/2028		14,326	12,783,580
Propulsion (BC) Newco LLC (aka ITP Aero) (Spain), Term Loan (3 mo. Term SOFR + 2.50%)	6.20%	12/01/2032		7,283	7,321,546
Rand Parent LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.70%	03/17/2030		4,953	4,970,727
TransDigm, Inc.
Term Loan J (1 mo. Term SOFR + 2.50%)	6.12%	02/28/2031		2,411	2,420,000
Term Loan K (1 mo. Term SOFR + 2.25%)	5.87%	03/22/2030		9,814	9,846,933
Term Loan M (1 mo. Term SOFR + 2.50%)	6.12%	08/19/2032		1,648	1,653,412
					69,462,752
Air Transport–1.61%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.)
Term Loan B (3 mo. Term SOFR + 2.25%)	5.93%	04/20/2028		17,810	17,761,217
Term Loan B (3 mo. Term SOFR + 2.75%)	6.43%	05/28/2032		1,659	1,661,704
American Airlines, Inc.
Term Loan (3 mo. Term SOFR + 2.25%)	5.91%	06/04/2029		9,281	9,162,369
Term Loan(e)	–	05/20/2033		4,902	4,863,187
Term Loan B (6 mo. Term SOFR + 2.25%)	5.94%	02/15/2028		46	45,617
Stonepeak Nile Parent LLC
Term Loan B(e)	–	04/09/2032		919	920,078
Term Loan B-1 (3 mo. Term SOFR + 2.25%)	5.92%	04/09/2032		2,028	2,030,233
WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	02/14/2031		4,501	4,430,932
					40,875,337
Automotive–3.36%
American Axle & Manufacturing, Inc., Term Loan C (3 mo. Term SOFR + 3.25%)	7.01%	02/03/2033		4,969	4,983,107
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	7.73%	04/06/2028		6,998	6,994,733
Belron Group S.A. (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.00%)	5.66%	10/16/2031		5,876	5,897,480
Clarios (Global L.P. & US Fin Com, Inc. / Panther / POWSOL), Term Loan B (1 mo. Term SOFR + 2.50%)	6.10%	01/28/2032		9,611	9,635,771
DexKo Global Inc.
Term Loan (3 mo. Term SOFR + 4.50%)	8.16%	10/04/2031		1,910	1,868,810
Term Loan B (3 mo. Term SOFR + 5.00%)	8.66%	10/04/2031		4,803	4,712,481
Highline Aftermarket Acquisition LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	7.23%	02/19/2030		8,873	8,950,844
Lippert Components, Inc., Term Loan (1 mo. Term SOFR + 2.25%)(f)	5.87%	03/25/2032		3,926	3,931,033
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.17%	04/23/2031		4,678	4,672,330
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Mavis Tire Express Services Topco, Corp.
Term Loan B (6 mo. Term SOFR + 3.00%)	6.67%	05/04/2028		$12,033	$12,046,093
Term Loan B (6 mo. Term SOFR + 3.25%)	6.92%	05/06/2033		1,831	1,832,724
OPENLANE, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.15%	10/08/2032		5,234	5,266,989
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	6.65%	10/09/2031		6,565	6,584,741
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	07/16/2031		3,470	3,434,745
Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	01/30/2031		4,370	4,365,973
					85,177,854
Beverage & Tobacco–0.47%
AI Aqua Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	07/31/2028		10,047	10,069,144
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 7.00%)(f)	10.67%	09/30/2030		5,388	808,162
Term Loan (3 mo. Term SOFR + 7.00%)(f)	10.67%	09/30/2030		1,768	795,850
Savor Acquisition, Inc. (Sauer Brands), Term Loan B (3 mo. Term SOFR + 3.00%)	6.66%	02/19/2032		142	142,728
					11,815,884
Brokers, Dealers & Investment Houses–1.44%
Ascensus Group Holdings, Inc., Term Loan B (e)	–	11/24/2032		3,505	3,481,964
Envestnet, Inc. (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	11/25/2031		2,513	2,499,466
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan(d)	0.00%	08/16/2032		1,990	1,992,059
Term Loan B (3 mo. Term SOFR + 3.50%)	7.20%	08/16/2032		11,628	11,638,605
Janus Henderson Group PLC
Term Loan B(e)	–	03/25/2033		1,246	1,252,475
Term Loan B(e)	–	06/30/2033		11,262	11,321,046
Orion US Finco (OSTTRA), Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	10/08/2032		4,126	4,136,710
					36,322,325
Building & Development–2.86%
Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	09/08/2032		9,385	9,407,835
Empire Today LLC, Term Loan (3 mo. Term SOFR + 5.50%)(f)	9.16%	05/03/2032		3,636	3,635,500
Green Infrastructure Partners (Canada), Term Loan (3 mo. Term SOFR + 2.75%)(f)	6.45%	09/24/2032		3,999	4,018,654
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	06/17/2031		8,017	6,893,359
Icebox Holdco III, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	12/22/2031		5,401	5,435,429
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%) (Acquired 09/19/2023-07/08/2024; Cost $10,791,762)(g)	7.26%	04/03/2028		11,543	5,087,061
IPS Corp./CP Iris Holdco
Delayed Draw Term Loan(d)	0.00%	10/27/2032		258	250,010
Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	10/27/2032		8,763	8,500,329
Janus International Group, LLC, Term Loan (1 mo. Term SOFR + 2.00%)	5.65%	08/03/2030		1,399	1,403,068
Modulaire (BCP-V Modular/Algeco) (United Kingdom), Term Loan (3 mo. EURIBOR + 4.43%)	6.55%	07/10/2031	EUR	1,500	1,479,663
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	7.95%	04/29/2029		12,380	7,930,164
Pinnacle Buyer LLC (Summit Cos.)
Delayed Draw Term Loan(d)	0.00%	10/01/2032		274	275,214
Term Loan B (3 mo. Term SOFR + 2.50%)	6.18%	10/01/2032		1,419	1,427,533
Pye-Barker Fire and Safety LLC
Delayed Draw Term Loan(d)	0.00%	12/16/2032		1,034	1,037,664
Delayed Draw Term Loan (3 mo. Term SOFR + 2.50%)	6.16%	12/16/2032		193	193,142
Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	12/16/2032		8,209	8,236,931
TAMKO Building Products LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.50%	09/20/2030		5,589	5,615,500
Tecta America Corp., Term Loan (1 mo. Term SOFR + 2.75%)	6.37%	02/18/2032		1,682	1,691,415
					72,518,471
Business Equipment & Services–7.28%
Allied Universal Holdco LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	08/20/2032		10,534	10,584,467
Azuria Water Solutions, Inc
Delayed Draw Term Loan(d)	0.00%	04/25/2033		974	973,884
Term Loan(e)	–	04/25/2033		7,302	7,304,132
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Cimpress USA, Inc., Term Loan S (1 mo. Term SOFR + 2.50%)	6.12%	05/17/2028		$7,123	$7,149,593
Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	6.95%	08/09/2032		1,707	1,601,975
Term Loan B-2 (3 mo. Term SOFR + 3.25%)	6.95%	03/21/2031		1,692	1,594,640
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	11.43%	02/12/2029		3,742	3,122,351
Term Loan (3 mo. Term SOFR + 4.26%)	7.93%	02/10/2028		15,044	14,071,090
Garda World Security Corp. (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	02/01/2029		13,733	13,760,980
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	7.37%	05/12/2028		16,017	12,893,680
Heron BidCo, LLC (Heidrick & Struggles International Inc), Term Loan B (3 mo. Term SOFR + 4.00%)	7.70%	10/10/2032		6,202	6,243,050
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	8.14%	10/25/2029	EUR	7,138	4,945,260
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	7.70%	08/11/2028		7,918	6,182,330
LSF 12 Phoenix Holdco, LLC (dba Alliance Ground International), Term Loan B (3 mo. Term SOFR + 4.50%)	8.20%	03/25/2033		5,909	5,884,343
Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $20,301,721)(f)(g)	11.46%	06/30/2028		20,291	20,281,324
Nuvei Tech Corp, Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	11/17/2031		1,786	1,779,389
OCM System One Buyer CTB LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	03/02/2028		4,530	4,547,098
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.90%) (Acquired 11/12/2021-01/05/2022; Cost $8,326,125)(g)	8.60%	07/27/2027		8,445	4,082,576
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 2.75%)	6.45%	09/30/2031		7,028	6,286,796
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	06/25/2032		7,362	7,378,256
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	11/05/2032		10,300	10,300,130
Socotec (Holding SAS) (France), Term Loan (1 mo. Term SOFR + 2.75%)	6.38%	06/02/2031		1,488	1,498,606
Spin Holdco Inc.
Term Loan (3 mo. Term SOFR + 4.26%)	7.93%	09/04/2030		17,707	13,112,383
Term Loan B (3 mo. Term SOFR + 5.43%)	9.10%	09/28/2030		8,228	8,464,418
team.blue Finco S.a.r.l. (Netherlands), Term Loan (1 mo. Term SOFR + 3.25%)	6.95%	07/12/2032		2,964	2,843,824
Veritext Corp., Term Loan(e)	–	08/09/2030		995	981,169
VFS Global (Switzerland), Term Loan B (6 mo. Term SOFR + 2.50%)	6.19%	10/07/2032		6,508	6,498,410
					184,366,154
Cable & Satellite Television–2.61%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan (3 mo. Term SOFR + 5.00%)	8.67%	10/31/2027		12,157	9,289,595
Term Loan B (3 mo. EURIBOR + 5.00%)	7.20%	10/31/2027	EUR	1,361	1,219,178
Term Loan B (3 mo. EURIBOR + 5.00%)	7.20%	11/01/2027	EUR	3,256	2,915,468
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.61%)	6.23%	09/01/2028		3,511	3,115,738
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	6.87%	09/18/2030		8,933	7,503,945
SFR-Numericable (YPSO, Altice France) (France)
Term Loan B-11 (3 mo. Term SOFR + 4.13%)	7.80%	04/30/2028		1,060	1,063,304
Term Loan B-12 (3 mo. Term SOFR + 5.06%)	8.74%	10/30/2028		16,729	16,797,304
Term Loan B-13 (3 mo. Term SOFR + 5.38%)	9.05%	05/14/2029		7,014	7,049,627
Term Loan B-14 (3 mo. EURIBOR + 6.88%)	9.08%	05/30/2031	EUR	3,620	4,318,579
Versant Media Group, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.20%	01/30/2031		7,121	7,155,408
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.36%)	6.99%	01/31/2029		29	27,735
Term Loan Y (6 mo. Term SOFR + 3.18%)	6.97%	03/31/2031		6,137	5,541,175
					65,997,056
Chemicals & Plastics–3.83%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan 12 (3 mo. Term SOFR + 2.65%)(f)	6.33%	02/03/2028		5,062	3,649,569
Incremental Term Loan 13 (3 mo. Term SOFR + 2.65%)(f)	6.33%	08/06/2026		78	55,877
Revolver Loan(d)(f)	0.00%	06/29/2026		103	103,279
Revolver Loan (3 mo. PRIME + 6.75%)(f)	13.50%	06/29/2026		74	74,196
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 3.25%)	8.95%	12/14/2029		7,917	7,085,449
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
BASF Coatings (Jersey), Term Loan(e)	–	05/06/2033		$2,287	$2,294,541
Derby Buyer LLC (Delrin), Term Loan B(e)	–	11/01/2030		4,583	4,607,086
Flint Group (ColourOz Inv) (Germany)
Term Loan (3 mo. EURIBOR + 6.00%)(f)	8.17%	12/31/2027	EUR	270	319,622
Term Loan B (3 mo. EURIBOR + 4.25%)	6.42%	12/31/2026	EUR	8,168	9,062,299
Term Loan B (3 mo. Term SOFR + 4.25%)	7.92%	12/31/2026		4,030	3,826,930
Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan(d)(f)	0.00%	01/10/2029		378	378,457
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(f)	8.18%	01/10/2029		3,792	3,792,063
Revolver Loan(d)(f)	0.00%	01/10/2029		330	330,444
Revolver Loan (3 mo. Term SOFR + 4.50%)(f)	8.19%	01/10/2029		1,505	1,505,355
Hexion International Holdings B.V., Term Loan B (1 mo. Term SOFR + 4.00%)	7.58%	03/15/2029		8,442	8,203,280
Ineos Quattro (STYRO)
Term Loan B (1 mo. Term SOFR + 4.35%)	7.97%	04/02/2029		9,963	9,263,480
Term Loan B (1 mo. Term SOFR + 3.85%)	7.47%	03/14/2030		2,339	2,090,362
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	02/18/2030		7,072	6,734,305
Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	02/07/2031		5,374	5,086,419
Lummus Technology Holdings V LLC, Term Loan B(e)	–	12/31/2029		2,337	2,317,333
Oxea Corp. (OQ Chemicals) (Oman)
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	6.83%	04/08/2031	EUR	6,675	5,289,361
Term Loan B-2 (3 mo. Term SOFR + 4.85%)	8.53%	04/08/2031		15,394	10,375,450
USALCO LLC, Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	09/30/2031		2,971	2,984,894
V Global Holdings LLC
Revolver Loan(d)(f)	0.00%	01/02/2029		442	412,174
Revolver Loan (1 mo. Term SOFR + 5.75%)(f)	9.48%	01/02/2029		449	418,125
Term Loan (3 mo. Term SOFR + 5.90%)(f)	9.55%	01/02/2029		7,105	6,622,134
					96,882,484
Clothing & Textiles–0.55%
ABG Intermediate Holdings 2 LLC, Incremental Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	02/13/2032		3,915	3,922,821
Beach Acquisition Bidco LLC (Skechers), Term Loan B (1 mo. Term SOFR + 2.75%)	6.38%	09/12/2032		4,379	4,410,454
Varsity Brands Holding Co., Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	08/26/2031		5,685	5,697,093
					14,030,368
Conglomerates–0.20%
CoorsTek, Inc., Term Loan B (e)	–	10/28/2032		4,977	5,015,132
Containers & Glass Products–3.10%
Berlin Packaging LLC, Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	06/07/2031		6,530	6,500,657
Consolidated Container Co. LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	06/11/2031		6,878	6,714,685
Flex Acquisition Co., Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	04/01/2032		5,745	5,443,534
Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.85%)	8.51%	06/28/2028		8,084	7,504,300
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%)(f)	10.32%	11/22/2027		16,759	16,112,343
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	8.85%	10/04/2028		7,026	7,008,175
Term Loan A-2 (1 mo. Term SOFR + 3.86%)	5.22%	10/04/2028		8,399	6,681,976
Pregis Corp., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	02/01/2029		7,677	7,725,534
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 2.75%)	6.40%	07/12/2029		5,302	5,328,146
Sword Purchaser LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	04/09/2033		9,628	9,406,511
					78,425,861
Cosmetics & Toiletries–1.28%
Bausch and Lomb, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	01/30/2031		15,020	15,102,665
KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	08/15/2028		3,627	3,604,146
Prestige Brands, Inc., Term Loan(e)	–	05/20/2033		3,486	3,501,485
Reckitt Essential Home (Lavender B.V./US Holdco), Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	12/30/2032		4,953	4,941,746
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.15%	06/29/2028	EUR	4,800	5,189,312
					32,339,354
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Drugs–0.26%
Alkermes, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	08/12/2031		$2,292	$2,314,334
Grifols International Services DAC, First Lien Term Loan B (6 mo. Term SOFR + 2.50%)	6.19%	04/14/2033		4,167	4,192,191
					6,506,525
Ecological Services & Equipment–1.80%
Anticimex Global AB (Sweden), Term Loan (3 mo. Term SOFR + 2.90%)	6.41%	11/17/2031		3,777	3,794,734
Arcwood Environmental Inc., Term Loan (1 mo. Term SOFR + 3.00%)(f)	6.68%	04/01/2033		2,089	2,101,643
Arden University (BidCo Ltd.) (United Kingdom), Term Loan (3 mo. EURIBOR + 4.75%)	6.95%	10/13/2032	EUR	2,802	3,127,806
Deep Blue Midland Basin LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.90%	10/01/2032		4,516	4,542,410
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	09/20/2030		8,314	8,381,628
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.17%	03/03/2032		8,855	8,874,924
Groundworks LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.58%	03/14/2031		8,120	8,158,327
MIP V Waste LLC (GreenWaste), Term Loan B(e)(f)	–	08/20/2032		659	662,416
OGF (VESCAP/Obol France 3/PHM) (Netherlands), Term Loan B (6 mo. EURIBOR + 5.00%)	7.53%	12/31/2028	EUR	1,500	1,750,256
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	10/24/2031		4,210	4,226,248
					45,620,392
Electronics & Electrical–7.38%
Allegro MicroSystems, Inc., Term Loan B (1 mo. Term SOFR + 1.75%)	5.37%	10/31/2030		507	505,927
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	07/30/2031		4,415	4,148,193
Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	11/30/2029		4,336	4,203,726
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(f)	8.18%	12/10/2031		2,396	2,336,303
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(f)	8.18%	12/10/2031		1,194	1,163,777
Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.75%)	6.42%	09/10/2032		7,488	7,523,952
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	7.95%	09/30/2028		11,476	11,509,780
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 4.95%)	7.06%	10/17/2028	EUR	953	736,829
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.25%)(f)	9.89%	03/02/2028		2,174	2,174,177
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	7.68%	03/02/2028		8,848	8,801,620
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	10.93%	03/02/2029		1,609	1,566,742
Instructure Holdings, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.44%	11/13/2031		5,600	5,361,804
ION Platform Finance US, Inc.
Term Loan (3 mo. Term SOFR + 3.75%)	7.45%	10/07/2032		12,440	9,765,052
Term Loan B (3 mo. EURIBOR + 4.00%)	6.13%	10/07/2032	EUR	5,000	4,534,379
KnowBe4 (aka Oranje MidCo. LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.41%	07/26/2032		3,039	2,610,450
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
PIK Term Loan B, 0.50% PIK Rate, 11.02% Cash Rate(f)(h)	0.50%	08/17/2028		3,814	3,634,339
Term Loan B (6 mo. GBP SONIA + 6.78%)(f)	10.50%	07/10/2028	GBP	2,855	3,663,761
Mavenir Systems, Inc., Second Lien Term Loan(f)	12.00%	07/26/2030		1,292	871,956
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	9.91%	07/27/2028		7,867	7,799,824
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	03/01/2029		7,392	6,734,516
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.25%)	7.91%	07/01/2031		8,735	7,951,202
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (Acquired 01/14/2022-06/10/2025; Cost $6,281,212)(f)(g)(i)(j)	0.00%	03/03/2028	EUR	5,552	323,811
Proofpoint, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	08/31/2028		10,589	10,355,599
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.06%	02/01/2029		16,457	10,479,881
First Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.66%	02/01/2029		7,642	7,468,284
RANGE RED OPER, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.11%)(e)(f)	11.76%	10/01/2029		3	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	7.66%	04/05/2030		17,723	14,019,936
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 08/16/2023-09/11/2025; Cost $10,382,574)(g)	8.70%	05/18/2028		10,536	3,459,337
STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (3 mo. Term SOFR + 2.75%)	6.45%	10/31/2031		5,914	5,862,139
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	04/16/2031		5,179	5,068,045
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	5.91%	02/10/2031		6,424	6,216,943
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.00%)(f)	6.58%	11/20/2028		$9,288	$9,056,318
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)(f)	7.95%	05/31/2029	EUR	9,727	11,345,302
Term Loan B-2 (6 mo. Term SOFR + 6.18%)(f)	9.68%	05/31/2029		5,491	5,491,103
					186,745,007
Farming/Agriculture–0.13%
Rovensa (Root Bidco S.a.r.l.) (Luxembourg), Term Loan (3 mo. EURIBOR + 5.00%)	7.20%	09/27/2030	EUR	3,000	3,348,734
Financial Intermediaries–2.69%
AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan(d)(f)	0.00%	01/01/2030	EUR	1,079	1,246,358
Term Loan (1 mo. EURIBOR + 10.50%)(f)	10.50%	01/01/2030	EUR	881	1,018,193
Term Loan (1 yr. EURIBOR + 0.02%)(f)	0.02%	10/31/2031	EUR	6,562	0
Term Loan B (3 mo. EURIBOR + 4.00%)(f)	6.20%	01/15/2030	EUR	8,021	8,266,797
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.20%	09/05/2031		3,509	3,519,898
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	06/13/2031		8,306	8,209,805
Citrin Cooperman Advisors LLC
Delayed Draw Term Loan(d)(f)	0.00%	04/01/2032		951	927,144
Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	04/01/2032		1,742	1,719,900
Edelman Financial Center, LLC (The), Term Loan (1 mo. Term SOFR + 4.00%)	7.62%	12/01/2031		6,620	6,641,109
Eisner Advisory Group LLC
Delayed Draw Term Loan(d)(f)	0.00%	02/28/2031		2,295	2,298,957
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.62%	02/28/2031		5,448	5,360,707
Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	06/02/2031		12,652	12,199,523
Hightower Holding LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.41%	02/03/2032		3,221	3,225,819
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.67%	01/27/2033		8,085	8,129,071
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	06/18/2029		5,405	5,310,069
					68,073,350
Food & Drug Retailers–0.04%
Prosol (Helia Bidco/ZF Invest/ZF Bidco) (France)
Term Loan B-1(e)	–	07/12/2033	EUR	338	397,466
Term Loan B-2(e)	–	07/12/2033	EUR	468	550,286
					947,752
Food Products–2.82%
Arnott’s (Snacking Investments US LLC), Term Loan B (e)	–	10/29/2032		4,957	4,969,062
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	6.50%	02/12/2027	EUR	6,100	6,231,600
CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.11%)	6.73%	12/08/2028		1,388	1,394,402
Chobani, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	10/28/2032		2,791	2,803,890
Flora Foods (Netherlands)
Term Loan B-15 (3 mo. Term SOFR + 4.25%)	7.90%	08/17/2026		9,897	9,669,105
Term Loan B-16 (3 mo. EURIBOR + 4.25%)	6.71%	10/31/2030	EUR	2,000	2,242,660
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)(f)	9.17%	10/15/2030		5,407	5,366,795
First Lien Term Loan B (3 mo. Term SOFR + 5.50%)(f)	9.17%	10/15/2030		4,301	4,268,413
First Lien Term Loan C (3 mo. Term SOFR + 5.50%)(f)	9.17%	10/15/2030		475	471,143
Second Lien Term Loan A (3 mo. Term SOFR + 5.25%)	8.94%	10/15/2030		16,068	11,804,159
Second Lien Term Loan B (3 mo. Term SOFR + 5.00%)	8.67%	10/15/2030		2,521	1,852,488
Second Lien Term Loan C (3 mo. Term SOFR + 5.25%)	8.94%	10/15/2030		667	490,211
Second Lien Term Loan D (3 mo. Term SOFR + 5.25%)	8.68%	10/15/2030		143	104,991
Third Lien Term Loan (3 mo. Term SOFR + 8.11%)(f)	11.94%	04/15/2031		3,533	971,727
Glacier/Iceberg Acquisitions UK Ltd. (United Kingdom), Term Loan (6 mo. EURIBOR + 4.50%)	7.09%	02/11/2033	EUR	1,000	1,152,304
Shearer’s Foods LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	02/12/2031		7,625	7,498,494
Solina Group Services (Powder Bidco) (France)
Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	03/12/2029		2,949	2,964,045
Term Loan B(e)	–	09/12/2032		796	799,896
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
TreeHouse Foods, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	7.87%	02/11/2033		$4,972	$5,006,956
Valeo Foods (Platform Bidco Ltd) (Ireland), Term Loan (6 mo. EURIBOR + 4.00%)	6.50%	09/29/2031	EUR	1,203	1,398,798
					71,461,139
Food Service–1.76%
Areas (Pax Midco Spain) (Spain), Term Loan B-5 (6 mo. EURIBOR + 3.50%)	5.64%	12/31/2029	EUR	8,000	9,287,108
BCPE Empire Holdings, Inc. (ImperialDade), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	12/29/2032		8,752	8,724,848
Gategroup (Switzerland), Term Loan (3 mo. Term SOFR + 3.50%)	7.19%	06/10/2032		3,213	3,235,067
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.11%	12/15/2030		8,726	8,755,644
Selecta Group B.V. (Switzerland)
Revolver Loan(d)(f)	0.00%	08/01/2030	EUR	22	25,383
Revolver Loan (6 mo. EURIBOR + 5.50%)(f)	7.67%	08/01/2030	EUR	9,206	10,456,289
WW International, Inc., Term Loan (3 mo. Term SOFR + 6.80%)	10.51%	06/24/2030		6,014	4,189,860
					44,674,199
Forest Products–0.96%
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.15%	11/29/2030		8,497	8,526,747
NewLife Forest Restoration LLC, Term Loan (Acquired 02/22/2022-02/26/2026; Cost $31,760,895)(f)(g)	0.00%	04/10/2029		5,823	5,822,842
Proampac PG Borrower LLC, Term Loan B (3 mo. Term SOFR+ 4.00%)	7.67%	03/07/2033		10,164	9,978,263
					24,327,852
Health Care–4.95%
Ascend Learning LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	12/11/2028		6,634	6,556,070
Biogroup-LCD (France), Term Loan(e)	–	08/29/2031	EUR	5,078	5,836,406
BioMarin Pharmaceutical, Inc., Term Loan (6 mo. Term SOFR + 1.75%)	5.43%	04/27/2033		2,294	2,299,255
Boots Group Finco L.P. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	08/30/2032		6,260	6,311,272
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (6 mo. EURIBOR + 3.95%)	6.09%	02/16/2029	EUR	7,125	6,065,449
Incremental Term Loan D (6 mo. EURIBOR + 5.45%)	7.59%	02/16/2029	EUR	3,500	2,998,379
Term Loan B (6 mo. EURIBOR + 3.70%)	5.84%	06/30/2028	EUR	12,494	10,679,144
Global Medical Response, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.85%	10/01/2032		7,716	7,760,124
HAH Group Holding Co. (Help At Home), Term Loan B (1 mo. Term SOFR + 5.00%)	8.62%	09/24/2031		4,540	3,961,970
Hologic, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	04/07/2033		9,486	9,401,971
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.01%)	8.75%	03/12/2032		5,885	5,892,260
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(f)	6.45%	09/07/2028		4,657	4,668,735
MB2 Dental Solutions LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.12%	02/15/2031		961	965,998
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.12%	02/15/2031		674	677,657
Revolver Loan(d)(f)	0.00%	02/13/2031		247	246,776
Revolver Loan (1 mo. Term SOFR + 5.50%)(f)	9.12%	02/15/2031		82	82,258
Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.12%	02/13/2031		4,656	4,679,512
Opal Holdco 4 SAS (France), Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	04/28/2032		10,582	10,602,801
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	05/19/2031		4,069	4,076,198
PAREXEL International Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	12/09/2031		4,042	4,053,253
Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.66%	06/30/2028		4,540	4,562,796
Precision Medicine Group LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.16%	08/20/2032		7,014	7,015,311
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	12/04/2031		10,422	10,445,250
US Fertility Enterprises LLC
Delayed Draw Term Loan(d)	0.00%	12/30/2032		302	304,900
Delayed Draw Term Loan (3 mo. Term SOFR + 3.50%)	7.16%	12/30/2032		425	428,032
Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	12/30/2032		4,797	4,837,354
					125,409,131
Home Furnishings–1.51%
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.00%)	6.70%	01/17/2032		2,926	2,929,338
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 3.00%)	6.65%	12/02/2031		9,247	9,314,305
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)(f)	11.29%	06/29/2028		$746	$746,874
Term Loan (3 mo. Term SOFR + 7.61%)	11.31%	06/29/2028		10,556	9,949,462
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.14%)	5.76%	10/24/2031		5,791	5,836,764
Weber-Stephen Products LLC, Term Loan (3 mo. Term SOFR + 3.75%)	7.44%	10/01/2032		9,873	9,524,896
					38,301,639
Industrial Equipment–3.65%
Alliance Laundry Systems LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.91%	08/19/2031		7,818	7,856,598
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.18%	03/15/2030		2,518	2,525,317
Cleanova US Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.75%)(f)	8.42%	06/14/2032		2,977	2,951,145
Columbus McKinnon Corp., Term Loan B (3 mo. Term SOFR + 3.50%)	7.20%	01/31/2033		3,269	3,282,287
Cooper Machinery/Astro Acquisition, Term Loan (3 mo. Term SOFR + 2.50%)	6.10%	08/30/2032		1,705	1,711,524
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	10/11/2030		5,750	5,806,436
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	08/04/2031		3,973	3,977,782
Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	05/31/2030		463	463,801
Flow Merger Sub, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	02/25/2033		976	983,215
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(d)(f)	0.00%	06/04/2026		10,250	9,481,250
Term Loan B (3 mo. Term SOFR + 5.26%)	8.96%	02/15/2029		8,800	7,588,538
LSF12 Helix Parent LLC (Hillenbrand), Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	02/10/2033		4,094	4,075,954
Madison IAQ LLC, Term Loan(e)	–	11/08/2032		10,269	10,300,858
Rehlko, Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	05/01/2031		10,350	10,394,992
Sabre Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.11%	08/23/2032		1,496	1,501,917
STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.10%)	7.72%	03/25/2031		2,457	2,455,703
Tank Holding Corp., Revolver Loan(d)(f)	0.00%	03/31/2028		922	838,947
TKE Thyssenkrupp Elevators (Vertical Midco) (Germany)
Term Loan B (6 mo. Term SOFR + 2.75%)	6.38%	04/30/2030		9,288	9,376,255
Term Loan B (3 mo. Term SOFR + 2.75%)	6.44%	04/30/2030		2,085	2,103,790
Victory Buyer LLC (Vantage Elevator), Term Loan B (3 mo. Term SOFR + 3.00%)	6.66%	02/09/2033		4,772	4,812,521
					92,488,830
Insurance–2.33%
Acrisure LLC
Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	11/06/2030		12,499	11,897,940
Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	06/21/2032		1,772	1,684,176
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	09/19/2031		13,041	13,010,287
AmWINS Group LLC, Term Loan B (1 mo. Term SOFR + 2.00%)	5.62%	01/30/2032		6,428	6,420,911
CRC Insurance Group LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.45%	05/06/2031		9,126	9,060,563
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	07/31/2031		9,914	9,917,216
USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	11/21/2029		5,415	5,422,897
Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	09/29/2030		1,503	1,504,721
					58,918,711
Leisure Goods, Activities & Movies–3.01%
Breitling (Orbiter) (Luxembourg), Term Loan (6 mo. EURIBOR + 3.90%)	6.02%	10/25/2028	EUR	2,000	1,989,925
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.15%	12/02/2031		20,700	20,764,303
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	8.12%	02/12/2029		7,258	7,298,562
GAH Finco Ltd. (fka GUS) (United Kingdom), Term Loan (1 mo. EURIBOR + 5.00%)	6.95%	11/15/2032	EUR	1,006	1,093,934
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	05/01/2031		1,767	1,763,020
Nord Anglia Education, Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	01/09/2032		10,581	10,565,049
Oak-Eagle AcquireCo, Inc. (Electronic Arts, Inc; EA), Term Loan B(e)	–	03/23/2033		9,536	9,578,386
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
VUE Cinemas (VUECIN) (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $3,336,060)(f)(g)	10.46%	12/31/2027	EUR	4,310	$6,968,410
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 04/08/2025; Cost $2,050,953)(f)(g)	10.46%	06/30/2027	EUR	1,872	2,183,291
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $2,759,827)(f)(g)	10.46%	12/31/2027	EUR	2,579	4,169,655
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $1,207,967)(f)(g)	10.46%	12/31/2027	EUR	1,144	2,079,346
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.39%	08/16/2031		$7,702	7,663,198
					76,117,079
Lodging & Casinos–2.58%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.22%	03/11/2030		1,291	1,258,890
Term Loan (1 mo. Term SOFR + 7.61%)	11.22%	03/11/2030		1,214	1,180,517
Bingo Holdings I, LLC (PlayAGS), Term Loan B(e)	–	06/30/2032		2,921	2,921,131
Caesars Entertainment, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	02/06/2031		8,871	8,599,082
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	01/27/2029		12,104	12,080,293
GVC Finance LLC (United Kingdom)
Term Loan (3 mo. Term SOFR + 2.25%)	5.95%	10/31/2029		5,238	5,254,233
Term Loan (3 mo. Term SOFR + 2.25%)	5.95%	07/31/2032		2,009	2,012,677
J&J Ventures Gaming LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	04/26/2030		7,075	7,069,598
Pioneer Opco LLC (The Venetian), Term Loan (1 mo. Term SOFR + 3.25%)	6.86%	05/06/2033		6,968	7,024,763
Turquoise/TRQ Sales LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	6.95%	12/30/2032		2,311	2,260,692
Voyager Parent LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	7.95%	07/01/2032		15,751	15,776,877
					65,438,753
Nonferrous Metals & Minerals–1.08%
ACNR Holdings, Inc., Term Loan	13.00%	12/11/2029		14,280	14,434,402
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 2.75%)	6.43%	02/26/2032		6,769	6,764,611
SCIH Salt Holdings, Inc. (Kissner Group), Term Loan B (6 mo. Term SOFR + 2.75%)	6.35%	01/31/2029		6,168	6,192,077
					27,391,090
Oil & Gas–2.58%
Crescent Midstream, Term Loan (3 mo. Term SOFR + 3.75%)	7.40%	02/18/2033		2,007	2,025,151
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 1.98%)	5.60%	10/11/2030		3,435	3,435,902
McDermott International Ltd.
First Lien Term Loan(d)(f)	0.00%	06/30/2027		608	538,158
LOC(d)	0.00%	06/30/2027		9,755	9,145,010
LOC (3 mo. Term SOFR + 4.00%)(f)	7.95%	06/30/2027		4,939	4,568,330
PIK Term Loan, 3.00% PIK Rate, 4.73% Cash Rate(h)	3.00%	12/31/2027		5,056	4,547,741
Term Loan (1 mo. Term SOFR + 3.11%)	6.73%	06/30/2027		725	635,703
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	03/26/2031		2,137	2,149,146
Prairie Acquiror L.P., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	08/01/2029		5,330	5,366,273
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan (3 mo. Term SOFR + 2.25%)	5.91%	09/18/2031		7,926	7,961,793
Rockwood Service Corp., Term Loan B(e)	–	07/30/2031		3,634	3,651,844
Third Coast Infrastructure, LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.91%	09/25/2030		10,133	10,196,311
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	03/16/2030		2,924	2,937,274
Traverse Midstream Partners LLC, Term Loan(e)	–	04/21/2033		2,329	2,336,628
Venture Global Calcasieu Pass, Term Loan B (6 mo. Term SOFR + 3.25%)	6.94%	04/11/2033		5,876	5,903,463
					65,398,727
Publishing–1.61%
Adtalem Global Education, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	02/04/2033		6,244	6,289,214
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.64%	03/24/2031		14,548	14,358,850
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.66%	10/30/2030		2,764	2,741,853
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (3 mo. Term SOFR + 5.35%)	9.01%	04/09/2029		13,144	10,716,678
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	08/06/2031		$6,518	$6,544,512
					40,651,107
Radio & Television–0.68%
Discovery Global Holdings, Inc. (Warner Bros. Discovery), Term Loan B (e)	–	06/30/2033		12,758	12,795,379
Nexstar Broadcasting, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	03/18/2033		4,472	4,480,098
					17,275,477
Retailers (except Food & Drug)–1.16%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	10/14/2032		2,840	2,847,598
Term Loan B-4 (3 mo. Term SOFR + 2.50%)	6.20%	10/28/2030		5,639	5,659,355
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.87%	01/23/2032		9,156	9,215,266
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.58%	08/18/2032		2,966	2,963,456
Savers, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.69%	09/17/2032		8,656	8,678,154
					29,363,829
Surface Transport–1.83%
Beacon Mobility Corp.
Delayed Draw Term Loan(d)	0.00%	08/06/2030		276	277,427
Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	08/06/2030		5,594	5,626,793
Boluda Towage (Luxembourg), Term Loan(e)(f)	–	05/27/2033		1,403	1,411,142
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	06/30/2033		9,242	9,279,989
Term Loan C (3 mo. Term SOFR + 2.25%)	5.95%	08/15/2030		1,691	1,698,007
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (3 mo. EURIBOR + 7.50%)	9.73%	02/12/2030	EUR	5,492	6,605,693
Term Loan B (3 mo. EURIBOR + 8.00%)	10.23%	08/12/2030	EUR	1,932	2,118,232
Patriot Rail Co. LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.17%	03/08/2032		5,942	5,958,392
STG Distribution, LLC
DIP Term Loan (Acquired 01/16/2026-04/30/2026; Cost $1,938,692)(f)(g)	8.00%	07/13/2026		1,992	2,396,978
PIK Term Loan, 8.00% PIK Rate(f)(h)	8.00%	07/13/2026		2,035	2,449,293
Term Loan (Acquired 10/07/2024-01/08/2026; Cost $1,162,141)(f)(g)(i)(j)	0.00%	10/03/2029		1,224	1,991,802
Student Transportation of America Holdings, Inc.
Delayed Draw Term Loan (1 mo. Term SOFR + 2.75%)	6.36%	06/24/2032		518	521,453
Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	06/24/2032		5,901	5,936,324
					46,271,525
Telecommunications–3.44%
CoreWeave
Delayed Draw Term Loan(d)	0.00%	11/15/2031		1,437	1,468,776
Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%)	8.14%	11/15/2031		791	808,966
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	01/30/2031		14,228	14,340,790
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. Term SOFR + 3.26%)	6.96%	11/12/2027		8,083	6,650,478
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	01/30/2032		4,633	4,469,153
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.12%	09/27/2029		7,501	7,539,697
Level 3 Financing, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	6.38%	03/29/2032		12,983	13,060,423
MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 4.00%) (Acquired 06/25/2025-05/27/2026; Cost $3,807,100)(f)(g)	7.61%	06/20/2028		3,858	3,798,723
Term Loan A-2 (1 mo. Term SOFR + 2.00%) (Acquired 06/20/2025-05/27/2026; Cost $13,400,153)(f)(g)	5.61%	06/20/2030		15,066	13,083,045
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 4.61%)	8.22%	03/02/2029		2,740	2,757,861
Term Loan B (1 mo. Term SOFR + 4.62%)	8.19%	05/30/2030		2,841	2,859,066
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	6.89%	05/11/2029		7,164	7,194,923
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	10/06/2032		1,412	1,416,292
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Zayo Group Holdings, Inc., Term Loan, 0.50% PIK Rate, 6.74% Cash Rate(h)	0.50%	03/11/2030	$7,513	$7,518,139
				86,966,332
Utilities–2.73%
Astoria Energy LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.95%	06/23/2032	3,714	3,731,894
Cornerstone Generation LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.91%	08/11/2032	8,800	8,832,517
Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.25%)	5.86%	01/15/2031	3,153	3,135,079
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	5.85%	01/15/2031	2,987	2,986,665
Term Loan C-1 (1 mo. Term SOFR + 2.25%)	5.85%	01/15/2031	485	485,333
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 4.75%)	8.37%	04/03/2029	9,351	9,413,752
Frontera Generation Holdings LLC, Second Lien Term Loan (3 mo. Term SOFR + 1.76%)	5.46%	07/28/2028	4,043	4,007,208
Hamilton Projects Acquiror LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	05/30/2031	2,757	2,775,755
Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.39%	08/05/2032	6,888	6,925,328
Lightning Power LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	08/18/2031	9,750	9,794,120
Resilience Parent, Term Loan B (6 mo. Term SOFR + 2.50%)	6.13%	01/31/2033	6,639	6,662,292
Talen Energy Supply LLC
Incremental Term Loan (1 mo. Term SOFR + 1.75%)	5.38%	12/15/2031	3,370	3,359,167
Term Loan B (1 mo. Term SOFR + 2.50%)	6.13%	11/25/2032	7,132	7,099,235
				69,208,345
Total Variable Rate Senior Loan Interests (Cost $2,149,221,665)				2,084,134,557
			Shares
Common Stocks & Other Equity Interests–7.28%(k)
Automotive–0.00%
Cabonline, Class D (Acquired 10/30/2023; Cost $271,002) (Sweden)(f)(g)			301,850,286	33
Cabonline, Class D1 (Acquired 10/30/2023; Cost $10) (Sweden)(f)(g)			10,623,352	1
Cabonline, Class D2 (Acquired 10/31/2023; Cost $8) (Sweden)(f)(g)			9,066,619	1
				35
Beverage & Tobacco–0.00%
City Brewing Company LLC(f)			34,042	7,023
Building & Development–0.72%
Empire Today LLC(f)			459,434	18,184,398
Business Equipment & Services–2.84%
Bloom Parent, Inc.(f)			3,285	3,042,287
Monitronics International, Inc. (Acquired 06/30/2023-12/16/2025; Cost $9,059,672)(f)(g)			466,369	24,843,477
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $11,276,239)(f)(g)(l)			162,068	43,923,709
				71,809,473
Cable & Satellite Television–0.16%
Altice France S.A. (France)			204,021	4,166,023
Chemicals & Plastics–0.01%
Ascend Performance Materials Operations LLC(f)			1,517,956,700	1,518
Ascend Performance Materials Operations LLC (Acquired 12/19/2025; Cost $2,723,067)(f)(g)(l)			173,665	347,330
Ascend Performance Materials Operations LLC(f)			784,344,117	784
Flint Group (ColourOz Inv), Class A (Germany)(f)			92,542	0
				349,632
Containers & Glass Products–0.38%
Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $3,995,428)(f)(g)			921,496	9,675,708
Electronics & Electrical–0.00%
Internap Holding LLC (Acquired 02/06/2018-02/10/2023; Cost $7,246,487)(f)(g)(l)			2,996,076	3
Red Range Operating, Inc., Class A-1(f)			2	0
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Shares	Value
Electronics & Electrical–(continued)
Sandvine Corp.(f)	30,037	$0
		3
Food Service–0.37%
Selecta Group B.V., Class A1 (Acquired 07/31/2025; Cost $6,636,695) (Switzerland)(f)(g)	57,671	6,783,249
Selecta Group B.V., Class A2 (Acquired 07/31/2025; Cost $1,756,789) (Switzerland)(f)(g)	15,266	1,795,583
WW International, Inc. (Acquired 09/13/2024-11/15/2024; Cost $1,148,478)(g)(m)	45,359	753,866
		9,332,698
Forest Products–0.01%
NewLife Forest Restoration LLC(f)(l)	242,598	242,598
Home Furnishings–0.12%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $53,939)(g)	347,996	3,008,599
Industrial Equipment–0.00%
North American Lifting Holdings, Inc. (Acquired 02/05/2019-10/27/2021; Cost $16,973,383)(g)(l)	679,193	32,262
Leisure Goods, Activities & Movies–0.43%
Crown Finance US, Inc.	532,808	10,894,059
Hurtigruten Expedition(f)	29,323	19,942
VUE Cinemas (VUECIN), Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	9,996	0
VUE Cinemas (VUECIN), Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	4,982,596	6
VUE Cinemas (VUECIN), Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	3,004,226	4
VUE Cinemas (VUECIN), Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	2,094,370	2
		10,914,013
Lodging & Casinos–0.17%
Aimbridge Acquisition Co., Inc.	106,385	4,166,728
Nonferrous Metals & Minerals–0.51%
ACNR Holdings, Inc.	97,987	12,973,479
Oil & Gas–0.47%
McDermott International Ltd.(m)	442,729	11,068,225
Sabine Oil & Gas Holdings, Inc. (Acquired 01/16/2013-03/12/2021; Cost $18,267,226)(f)(g)(m)	18,025	1,262
Tribune Resources LLC (Acquired 03/30/2018; Cost $18,014,717)(f)(g)(l)	5,811,199	813,568
		11,883,055
Surface Transport–0.62%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(f)(g)	35,397	3,568,372
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/23/2024-05/20/2026; Cost $563,147)(f)(g)(l)	1,001,150	625,719
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(f)(g)(l)	37,211	3,751,241
Hurtigruten Group AS (Acquired 02/12/2025; Cost $2,271,941) (Norway)(f)(g)	145,586	7,661,708
		15,607,040
Telecommunications–0.47%
MLN US HoldCo. LLC (dba Mitel) (Acquired 06/20/2025; Cost $6,558,758)(f)(g)(l)	1,820,133	11,976,475
Total Common Stocks & Other Equity Interests (Cost $172,796,635)		184,329,242
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
U.S. Dollar Denominated Bonds & Notes–4.13%
Aerospace & Defense–0.35%
Rand Parent LLC (n)	8.50%	02/15/2030	$8,729	$9,003,544
Automotive–0.04%
Clarios Global L.P./Clarios US Finance Co. (n)	6.75%	02/15/2030	1,078	1,114,965
Brokers, Dealers & Investment Houses–0.01%
First Eagle Holdings, Inc. (n)	7.25%	08/15/2032	226	229,387
Building & Development–0.47%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	4.50%	04/01/2027	6,067	5,993,012
QXO Building Products, Inc.(n)	6.75%	04/30/2032	2,111	2,152,376
Signal Parent, Inc. (Acquired 09/11/2023-07/11/2024; Cost $5,200,684)(f)(g)(n)	6.13%	04/01/2029	6,686	3,675,963
				11,821,351
Business Equipment & Services–0.34%
Allied Universal Holdco LLC (n)	7.88%	02/15/2031	6,739	7,051,656
Cloud Software Group, Inc.(n)	6.63%	08/15/2033	573	522,048
Garda World Security Corp. (Canada)(n)	6.50%	01/15/2031	1,109	1,128,732
				8,702,436
Cable & Satellite Television–0.86%
Altice France S.A. (France) (n)	6.88%	07/15/2032	5,212	5,094,531
Altice-International (Financing S.A) (Luxembourg)(n)	5.75%	08/15/2029	1,414	1,025,838
Altice-International (Financing S.A) (Luxembourg)(n)	5.00%	01/15/2028	18,761	13,707,685
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	2,162	1,882,749
				21,710,803
Chemicals & Plastics–0.01%
BASF Coatings (n)	7.13%	06/15/2033	226	227,949
Containers & Glass Products–0.01%
Clydesdale Acquisition Holdings, Inc. (n)	6.75%	04/15/2032	256	246,317
Electronics & Electrical–0.12%
Diebold Nixdorf, Inc. (n)	7.75%	03/31/2030	1,031	1,081,183
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.(n)	9.00%	08/01/2029	2,112	1,945,584
				3,026,767
Food Products–0.42%
Industrial F&B Investments III, Inc. (n)	7.75%	02/11/2033	889	907,454
Viking Baked Goods Acquisition Corp.(n)	8.63%	11/01/2031	9,476	9,708,048
				10,615,502
Health Care–0.12%
Global Medical Response, Inc. (n)	7.38%	10/01/2032	437	454,356
HAH Group Holding Co. LLC(n)	9.75%	10/01/2031	706	634,090
Opal Bidco SAS (France)(n)	6.50%	03/31/2032	1,912	1,949,385
				3,037,831
Industrial Equipment–0.20%
Chart Industries, Inc. (n)	7.50%	01/01/2030	669	693,424
Columbus McKinnon Corp.(n)	7.13%	02/01/2033	2,211	2,242,120
CompoSecure Holdings LLC(n)	5.63%	02/01/2033	228	221,463
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(n)	6.63%	12/15/2030	1,966	2,012,404
				5,169,411
Insurance–0.37%
Acrisure LLC (n)	6.75%	07/01/2032	292	282,243
Alliant Holdings Intermediate LLC(n)	7.00%	01/15/2031	3,408	3,462,003
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
Panther Escrow Issuer LLC(n)	7.13%	06/01/2031		$5,520	$5,540,203
					9,284,449
Leisure Goods, Activities & Movies–0.03%
Oak-Eagle AcquireCo, Inc. (n)	7.25%	07/01/2033		725	756,495
Lodging & Casinos–0.12%
Travel + Leisure Co. (n)	6.13%	09/01/2033		2,982	2,932,111
Publishing–0.03%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031		660	674,559
Retailers (except Food & Drug)–0.17%
PetSmart LLC/PetSmart Finance Corp. (n)	7.50%	09/15/2032		4,274	4,310,470
Surface Transport–0.07%
Beacon Mobility Corp. (n)	7.25%	08/01/2030		1,754	1,817,007
Telecommunications–0.39%
Uniti Services LLC (n)	7.50%	10/15/2033		5,756	6,061,967
Windstream Services LLC/Windstream Escrow Finance Corp.(n)	8.25%	10/01/2031		3,508	3,703,746
					9,765,713
Total U.S. Dollar Denominated Bonds & Notes (Cost $109,597,474)					104,447,067
Non-U.S. Dollar Denominated Bonds & Notes–1.75%(o)
Air Transport–0.31%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.25%)(p)	6.45%	02/24/2031	EUR	2,977	3,305,648
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.75%)(p)	6.94%	04/22/2030	EUR	4,174	4,692,247
					7,997,895
Automotive–0.27%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $802,582)(f)(g)(n)	10.00%	03/19/2028	SEK	9,067	981,969
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,648,768)(f)(g)(j)(n)	12.00%	03/19/2028	SEK	18,133	1,963,938
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,724,562)(f)(g)(j)(n)	7.50%	04/19/2029	SEK	35,057	3,796,890
					6,742,797
Financial Intermediaries–0.45%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.65%	12/15/2029	EUR	5,400	6,356,835
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.65%	12/15/2029	EUR	4,400	5,179,644
					11,536,479
Food Service–0.25%
Selecta Group B.V. (Switzerland)(f)	15.00%	10/01/2030	EUR	5,381	6,276,574
Surface Transport–0.47%
Zenith Finco PLC (United Kingdom) (Acquired 01/20/2022-03/23/2022; Cost $11,901,231)(g)(n)	6.50%	06/30/2031	GBP	9,042	10,932,497
Zenith Finco PLC (United Kingdom) (Acquired 08/30/2022; Cost $765,847)(g)(n)	6.50%	06/30/2031	GBP	752	909,228
					11,841,725
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $43,140,395)					44,395,470
			Shares
Preferred Stocks–0.97%(k)
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-10/31/2019; Cost $11,607,048)(f)(g)				11,609,066	68,493
Surface Transport–0.97%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $3,389,672)(f)(g)				142,554	14,370,869
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

			Shares	Value
Surface Transport–(continued)
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(f)(g)(l)			100,115	$10,092,593
				24,463,462
Total Preferred Stocks (Cost $17,377,253)				24,531,955
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.51%
Structured Products–0.51%
AGL CLO 1 Ltd., Series 2019-1A, Class ERR (Cayman Islands) (3 mo. Term SOFR + 6.50%) (n)(p)	10.18%	10/20/2034	$1,675	1,209,829
Ballyrock CLO 19 Ltd., Series 2022-19A, Class D (3 mo. Term SOFR + 7.11%)(n)(p)	10.79%	04/20/2035	4,175	4,056,301
CIFC Funding Ltd., Series 2014-4RA, Class DRR (Cayman Islands) (3 mo. Term SOFR + 5.80%)(n)(p)	9.48%	01/17/2035	1,250	1,184,445
Empire Today, LLC, Series 2023-1A, Class ER (Cayman Islands) (3 mo. Term SOFR + 7.34%)(n)(p)	11.01%	04/25/2038	3,500	3,470,880
Rad CLO 19 Ltd., Series 2023-19A, Class D2R (Cayman Islands) (3 mo. Term SOFR + 5.00%)(n)(p)	8.68%	03/20/2038	3,000	2,989,056
Total Asset-Backed Securities (Cost $13,524,038)				12,910,511
			Shares
Money Market Funds–2.57%
Invesco Government & Agency Portfolio,Institutional Class, 3.53%(l)(q)			39,074,592	39,074,592
Invesco Treasury Portfolio,Institutional Class, 3.52%(l)(q)			26,047,829	26,047,829
Total Money Market Funds (Cost $65,122,421)				65,122,421
TOTAL INVESTMENTS IN SECURITIES–99.52% (Cost $2,570,779,881)				2,519,871,223
OTHER ASSETS LESS LIABILITIES–0.48%				12,196,398
NET ASSETS–100.00%				$2,532,067,621
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	This variable rate interest will settle after May 31, 2026, at which time the interest rate will be determined.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at May 31, 2026 was $242,082,819, which represented 9.56% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $8,076,441, which represented less than 1% of the Fund’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$88,967,739	$310,914,466	$(360,807,613)	$-	$-	$39,074,592	$1,007,791
Invesco Treasury Portfolio, Institutional Class	59,309,927	207,276,311	(240,538,409)	-	-	26,047,829	876,718
Investments in Other Affiliates:
Ascend Performance Materials Operations LLC*	-	2,723,067	-	(2,375,737)	-	347,330	-
Commercial Barge Line Co., Wts., expiring 04/27/2045	3,868,456	-	-	(117,215)	-	3,751,241	-
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045	10,407,955	-	-	(315,362)	-	10,092,593	187,716
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045	438,003	187,716	-	-	-	625,719	-
Internap Holding LLC**	3,145,880	-	-	(2,464,270)	-	3	-
MLN US HoldCo. LLC (dba Mitel)	10,502,167	-	-	1,474,308	-	11,976,475	-
My Alarm Center LLC, Class A**	52,503,597	-	-	(5,273,380)	-	43,923,709	3,248,856
NewLife Forest Restoration LLC	15,120,353	1,066,310	-	(15,944,065)	-	242,598	-
North American Lifting Holdings, Inc.	611,274	-	-	(579,012)	-	32,262	-
Tribune Resources LLC	9,010,264	-	-	(8,196,696)	-	813,568	21,675,772
Total	$253,885,615	$522,167,870	$(601,346,022)	$(33,791,429)	$-	$136,927,919	$26,996,853

*	As of August 31, 2025, this security was not considered as an affiliate of the Fund.
**	Includes return of capital distribution.

(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $147,478,579, which represented 5.82% of the Fund’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
The aggregate value of securities considered illiquid at May 31, 2026 was $349,969,709, which represented 13.82% of the Fund’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2026	Bank of New York Mellon (The)	GBP	12,147,058	USD	16,518,706	$161,100
06/30/2026	Bank of New York Mellon (The)	USD	2,551,119	EUR	2,191,991	8,749
06/30/2026	Bank of New York Mellon (The)	USD	178,741	GBP	133,384	878
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/30/2026	BNP Paribas S.A.	EUR	60,300,000	USD	71,054,692	$634,689
06/30/2026	BNP Paribas S.A.	SEK	365	USD	40	0
06/30/2026	Canadian Imperial Bank of Commerce	EUR	60,200,000	USD	70,865,634	562,414
06/30/2026	State Street Bank & Trust Co.	EUR	60,357,862	USD	71,106,727	619,152
06/30/2026	Toronto Dominion Bank	SEK	58,524,134	USD	6,361,427	13,690
Subtotal—Appreciation						2,000,672
Currency Risk
06/30/2026	Bank of New York Mellon (The)	GBP	166,605	USD	224,078	(277)
06/30/2026	Bank of New York Mellon (The)	NOK	70,780,762	USD	7,629,530	(21,910)
06/30/2026	BNP Paribas S.A.	EUR	2,500,000	USD	2,908,152	(11,417)
06/30/2026	Royal Bank of Canada	EUR	2,744,518	USD	3,201,678	(3,446)
Subtotal—Depreciation						(37,050)
Total Forward Foreign Currency Contracts						$1,963,622

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,861,948,124	$222,186,433	$2,084,134,557
Common Stocks & Other Equity Interests	11,822,091	35,241,150	137,266,001	184,329,242
U.S. Dollar Denominated Bonds & Notes	—	100,771,104	3,675,963	104,447,067
Non-U.S. Dollar Denominated Bonds & Notes	—	31,376,099	13,019,371	44,395,470
Preferred Stocks	—	—	24,531,955	24,531,955
Asset-Backed Securities	—	12,910,511	—	12,910,511
Money Market Funds	65,122,421	—	—	65,122,421
Total Investments in Securities	76,944,512	2,042,246,988	400,679,723	2,519,871,223
Other Investments - Assets*
Forward Foreign Currency Contracts	—	2,000,672	—	2,000,672
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(37,050)	—	(37,050)
Total Other Investments	—	1,963,622	—	1,963,622
Total Investments	$76,944,512	$2,044,210,610	$400,679,723	$2,521,834,845

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2026:
	Value 08/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/26
Variable Rate Senior Loan Interests	$220,119,577	$51,991,277	$(69,231,401)	$1,919,810	$(15,824,860)	$(5,019,503)	$63,404,823	$(25,173,290)	$222,186,433
Common Stocks & Other Equity Interests	143,354,562	14,298,332	(10,351,406)	—	5,327,410	(21,351,582)	12,956,901	(6,968,216)	137,266,001
Preferred Stocks	25,296,363	—	—	—	—	(764,408)	—	—	24,531,955
Non-U.S. Dollar Denominated Bonds & Notes	14,385,725	693,018	(8,764,797)	46,198	(7,400,576)	9,645,385	4,414,418	—	13,019,371
U.S. Dollar Denominated Bonds & Notes	—	—	—	295,707	—	939,866	2,440,390	—	3,675,963
Total	$403,156,227	$66,982,627	$(88,347,604)	$2,261,715	$(17,898,026)	$(16,550,242)	$83,216,532	$(32,141,506)	$400,679,723
*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Senior Floating Rate Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 222,186,433	Comparable Companies	EBITDA Multiple	7.75x	-
		Discounted Cash Flow Model	Discount Rate	7.79% - 13.39%	9.56%
		Third-Party Pricing	Broker Quote	92.50% - 97.50% of Par	95.50% of Par
		Transaction Value	Liquidation Value	7.50x	-
		Valued at Cost	Acquisition Cost	97.38% of Par	-
Common Stocks & Other Equity Interests	137,266,001	Comparable Companies	EBITDA Multiple	3.44x - 8.00x	5.56x
Preferred Stocks	24,531,955	Comparable Companies	EBITDA Multiple	8.50x	-
Non-U.S. Dollar Denominated Bonds & Notes	13,019,371	Valued at Cost	Acquisition Cost	100.00% of Par	-
U.S. Dollar Denominated Bonds & Notes	3,675,963	Discounted Cash Flow Model	Discount Rate	19.85%	-
Total	$ 400,679,723
Invesco Senior Floating Rate Fund